Altegris Trend Strategy Fund
ALTEGRIS GSA TREND STRATEGY FUND
Investment Objective:
The Fund's investment objective is to seek long-term capital appreciation through utilization of an absolute return strategy.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 42 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Altegris Trend Strategy Fund	Class A	Class I	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Altegris Trend Strategy Fund		Class A	Class I	Class N
Management Fees		1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees		0.25%	none	0.25%
Other Expenses	[1]	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.92%	1.67%	1.92%
Fee Waiver	[2]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses After Fee Waiver		1.86%	1.61%	1.86%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2018, to ensure that total annual Fund operating expenses (including organizational and offering costs) after fee waiver and reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.85%, 1.60 % and 1.85% of average daily net assets attributable to Class A, Class I and Class N shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of: 1) the expense cap in effect at the time of the waiver; or 2) the expense cap in effect at the time of recapture. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. An "Advisory Fee Breakpoint" table can be found in the "Management" section of this Prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that the expense limitation described in the footnotes to the fee table is in effect only until the end of the 1-year period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Altegris Trend Strategy Fund - USD ($)	1 Year	3 Years
Class A	753	1,138
Class I	164	521
Class N	189	597

For purchases of $1,000,000 or more of Class A shares, you would pay the following expenses if you did redeem your Class A Shares:
Expense Example, No Redemption	1 Year	3 Years
Altegris Trend Strategy Fund | Class A | USD ($)	292	707

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells financial instruments (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by allocating its assets between a "Trend" strategy and a "Fixed Income" strategy.

Trend Strategy: The Trend strategy seeks to deliver absolute returns for the Fund through a range of quantitative algorithms designed to exploit directional trends in global financial markets. In doing so, the strategy employs a range of statistical signals and filters that seek to capture medium-term trends in global futures and forwards markets, and to capitalize on them through a systematic investment process in a variety of financial instruments across multiple asset classes. This is accomplished by parsing and filtering voluminous, real-time market data (through computers applying statistical and mathematical algorithms and programs to the data) to isolate and identify specific price trends and patterns. Each individually identified trend or pattern in each type of asset class is a “signal”, and signals for each asset class are then combined to culminate in the identification of a trend (such as detecting momentum of prices in an upward or downward direction). Each of the many individual trends identified within the universe of asset classes upon which futures contracts are traded acts as a potential predictor of future returns of the asset class. These signals are adjusted to account for volatility in global markets over time. Based on the signals, the Fund’s Trend strategy portfolio is constructed and trades are executed (with further adjustments made to trade allocations in order to address portfolio risk, diversification and expected returns in each asset class).

In pursuing the Trend strategy, the Fund trades more than 100 types of futures contracts and 17 various forwards contracts across four primary asset classes: equities, commodities, fixed income and currencies. The number of contracts may increase or decrease from time to time. Specific sub-sets of these asset classes will encompass equity securities, spot currencies and forward foreign exchange contracts, government and corporate debt securities, interest rate instruments, stock indices, precious metals and traditional and base industrial commodities. Specific types of instruments that the Fund may purchase across these asset classes will include (i) forward and futures contracts (as noted above), (ii) covered and uncovered options on futures or securities, (iii) swap transactions involving equity securities or other instruments, (iv) commodity spot market contracts, (v) contracts for differences, (vi) interest rate, volatility and credit derivatives; and (vii) foreign exchange forward contracts. These instruments may be listed or unlisted and rated or unrated, and derivative instruments may be exchange-traded or bought and sold over-the-counter. The breadth of contracts traded across varied asset classes, and the anticipated volume of identified trends and in turn trade signals generated by the Trend strategy, will generate high trading and turnover levels within the Trend strategy portfolio at times. The Fund’s Adviser delegates management of the Fund’s Trend strategy portfolio to a sub-adviser, GSA Capital Partners LLP (“GSA”).

The Fund will execute a portion of the Trend strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in non-financial commodity futures contracts, other financial instruments providing exposure to interests in physical commodities (consistent with the Trend strategy as described above), and also in fixed income securities (consistent with the Fixed Income strategy described below) that will serve as margin or collateral for the Subsidiary’s commodities and commodity futures positions. The Fund will also execute a portion of the Trend strategy portfolio investments directly, outside of the Subsidiary, with this portion being primarily financial futures contracts and in fixed income securities(consistent with the Fixed Income strategy described below) that will serve as margin or collateral for such financial futures positions. The Subsidiary is managed by the Adviser and sub-advised by GSA and pursues the same principal investment strategies as the Fund, and is subject to the same investment risks and portfolio investment restrictions and limitations as the Fund on a consolidated basis.

Fixed Income Strategy: With respect to assets of the Fund not allocated to investments pursuant to the Trend strategy, the Fund will invest pursuant to a Fixed Income strategy comprised of: cash, cash equivalents, investment grade corporate bonds and other corporate debt securities, securities issued by the U.S. government and its agencies and instrumentalities (normally with one year or less term to maturity), money market securities and other interest-bearing instruments. The Fund will generally invest in investment grade fixed income securities rated in the four highest categories by Standard & Poor’s (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”). The Fund may also invest in money market funds or other investment companies (such as exchange traded funds) whose assets are comprised primarily of fixed income securities or that seek to track the composition and/or performance of specific fixed income indexes. The Fund’s Adviser manages the Fixed Income strategy on behalf of the Fund.

Allocations Among Trend and Fixed Income Strategies. Based upon its analysis of historical returns and volatility among trend-following commodity traders and strategies generally, and specifically upon its analysis of the prior performance and anticipated future performance of the Trend strategy, in consultation with GSA, the Adviser anticipates that the Fund will allocate approximately 15% to 30% of its assets to the Trend strategy and approximately 70% to 85% of its assets to investments in fixed income securities pursuant to the Fixed Income strategy.

In pursuing its investment objective, the Fund may engage in frequent trading. Consequently, the Fund’s portfolio turnover and brokerage commission expenses may exceed those of most investment entities of comparable size.

KEY STRATEGY TERMS

A Trend Following strategy generally seeks to identify the general direction of one or more global market segments (either up or down) using indicators such as current market prices and moving average prices, and buy or selling investments based on the assessment of these trade signals as determined before a trade is made.

Volatility is a statistical measurement of the variation of returns of a financial asset, as measured by the annualized standard deviation of its returns.

Standard Deviation is a measure that is used to quantify the amount of dispersion of a set of data values. A low standard deviation indicates that the data points tend to be close to the expected values of the set, whereas a high standard deviation indicates that the data points are spread out over a wider range of values.

Correlation is a statistical measure of the degree to which the movements in the price of two assets are related to each other. When the value of one asset class versus another moves in the same direction within similar time frames, the asset classes are considered to be correlated, and when they move in opposite directions, they are considered to be non-correlated.

Value at Risk (“VaR”) is an estimation of how much a single investment, or group of investments, might lose under normal market conditions and over a defined time period.

Non-Diversified Fund. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. Also, the Fund must set aside liquid assets, or engage in other measures, as required by the 1940 Act and regulations thereunder, to “cover” open positions with respect to certain kinds of derivatives and other financial instruments. The Fixed Income strategy investments may be used to help cover the Fund’s derivatives and other positions in financial instruments for which coverage is required by the 1940 Act.

Commodity Pool Regulation: The Fund and the Subsidiary are each a "commodity pool" under the U.S. Commodity Exchange Act and the Adviser and Sub-Adviser are each a "commodity pool operator" registered with and regulated by the Commodity Futures Trading Commission ("CFTC"). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary under CFTC and SEC harmonized regulations.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose all or part of your investment in the Fund. The Fund may not achieve its investment objective and is not intended to be a complete investment program.

The following is a summary description of principal risks of investing in the Fund and apply to the Fund's investments as well the Fund's indirect investments in the Subsidiary. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Counterparty Risk: The risk that a party upon whom the Fund relies to consummate a transaction will default.

Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

Derivatives Risk: The Fund’s use of forwards, futures, swaps or options directly, or indirectly through investments by the Subsidiary, involves risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk and counterparty default risk in the case of over the counter derivatives. Option positions held by the Fund or the Subsidiary may expire worthless exposing the Fund to potentially significant losses.

Extension Risk: There is a risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income and Interest Rate Risk: The value of the Fund’s investments in fixed income securities and derivatives will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and derivatives owned by the Fund. On the other hand, if rates fall, the value of fixed income securities and derivatives generally increases. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is a measure of the expected life of a bond that is used to determine the sensitivity of a security's price to changes in interest rates. For example, a five-year duration means that the fixed income security will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. Your investment will decline in value if the value of the Fund’s investments decreases.

Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Limited History of Operations: The Fund has a limited history of operations.

Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, achieve its desired level of exposure to a certain sector, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk: The Adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and Fund investments may prove to be incorrect and may not produce the desired results. Additionally, the Adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments, will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

U.S. Government Securities Risk: The risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Volatility Risk: The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund? The Adviser believes the Fund will be appropriate for investors seeking the non-correlation benefits of trend following managed futures strategies, relative to traditional stock portfolios. The Adviser believes that trend-following managed futures strategies, as an asset class, have historically performed independently from the both the stock and bond markets (and therefore, may be considered as non-correlated).

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus including comparison of the Fund’s returns against the Barclay CTA Index. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.